Lease Liabilities and Commitment (Details) - Schedule of Lease Liabilities Payables and Commitments for Minimum Lease Payments - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Lease liabilities payable:
Lease liabilities payable	€ 4,697	€ 307,410
Less than 1 year [Member]
Lease liabilities payable:
Lease liabilities payable	4,697	80,637
More than 1-year [Member]
Lease liabilities payable:
Lease liabilities payable		€ 226,773